INTANGIBLE ASSETS (Details Narrative) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Youlife International Holdings Inc [Member]
Restructuring Cost and Reserve [Line Items]
Amortization of intangible assets	¥ 8,103	¥ 5,530